Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
Note 4—Inventories
Inventories at December 31 were:
Millions of Dollars
2019 2018
Crude oil and natural gas $ 472 432
Materials and supplies 554 575
$ 1,026 1,007
Inventories valued on the LIFO basis totaled $ 286

million and $
292

million at December 31, 2019 and 2018,
respectively.

The estimated excess of current replacement

cost over LIFO cost of inventories was
approximately $ 155

million and $
75

million at December 31, 2019 and December

31, 2018, respectively.